Pacer Funds Trust
500 Chesterfield Parkway
Malvern, Pennsylvania 19355

December 23, 2019

VIA EDGAR TRANSMISSION

Ms. Christina DiAngelo Fettig and Mr. DeCarlo McLaren
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Pacer Funds Trust (the “Trust”)
File No.: 333-234677
Regarding the reorganization of the CSOP FTSE China A50 ETF (the “Target Fund”), a series of CSOP ETF Trust, into the Pacer CSOP FTSE China A50 ETF (the “Acquiring Fund”), a series of the Trust

Dear Ms. Fettig and Mr. McLaren:
This correspondence responds to comments the Trust received from the staff of the U.S. Securities and Exchange Commission (the “Staff”) with respect to the Trust’s Registration Statement filed on Form N-14 on November 13, 2019 (the “N-14”). The N-14 was filed pursuant to Rule 145 under the Securities Act of 1933 for the reorganization of the Target Fund into the Acquiring Fund (the “Reorganization”). The Trust is filing Pre-Effective Amendment No. 1 on Form N‑14 under Rule 145 to reflect the revisions discussed herein in response to your comments and to make certain non-material changes as appropriate.
For your convenience, in reviewing the Trust’s responses, your comments are included in bold typeface immediately followed by the Trust’s responses. With respect to responses showing revisions made to the registration statement, new language is underlined and deleted language has a ~~strike-through~~.

1.
Staff Comment: Remove any and all brackets and fill in any blanks in the Trust’s next pre-effective amendment filing. Please also note, the Trust and its management are responsible for the accuracy and adequacy of the disclosure notwithstanding any review or action by the staff of the SEC.

Response: The Trust has revised the disclosure as requested and notes your comment.

2.	Staff Comment: Confirm in correspondence that the Trust will include the required change in accountant disclosure in the Acquiring Fund’s first shareholder report.
Response: The Trust confirms that it will include the required change in accountant disclosure in the Acquiring Fund’s first shareholder report.

3.
Staff Comment: In the section entitled “Questions and Answers,” please expand the disclosures regarding the various regulatory constraints that would prevent the Target Fund from directly transferring the securities within its portfolio to the Acquiring Fund.

Response: The Trust supplementally notes that the Chinese regulations apply to the Target Fund regardless of the transaction contemplated by the Reorganization. The Target Fund effects creations and redemptions principally in cash, rather than through the in-kind contribution or redemption of securities. This risk also applies to the Acquiring Fund, which is disclosed under the section entitled “Principal Risks” under the heading “Summary Comparison of the Funds.”
The disclosure has been revised as follows: “Chinese regulations prohibit free of payment (i.e., in-kind) transfers of China A shares and require that all securities be crossed on an exchange against local currency. ~~Various~~ These ~~regulatory~~ constraints~~, however,~~ will likely prevent the Target Fund from directly transferring the securities within its portfolio to the Acquiring Fund.”

4.
Staff Comment: In the section entitled “Questions and Answers,” please address the brokerage costs of sale of the Target Fund’s securities (in dollars) if shareholders would be impacted by such sale. If capital gains are expected from the sale of the Target Fund’s securities, please also address the estimated capital gains associated with such sale of the Target Fund’s securities as of a recent date.

Response: The disclosure has been revised as follows: “CSOP Asset Management will bear all of the brokerage commission or other transaction costs associated with the sale of the Target Fund’s securities, and Pacer Advisors will bear all of the brokerage commission or other transaction costs associated with the repurchase of the same or similar securities by the Acquiring Fund. If the sale of all of the Target Fund’s securities had taken place as of September 30, 2019, the sale of such securities would have resulted in capital gains of approximately $4.01 per share or 23.8% of the Target Fund’s net assets. However, such capital gains would have been fully offset by the Target Fund’s capital loss carryforwards, which are expected to fully offset any capital gains resulting from the sale of the Target Fund’s securities at the time of the Reorganization.”

5.
Staff Comment: In the section entitled “Questions and Answers,” please disclose that CSOP Asset Management will bear all expenses relating to the Reorganization, whether or not the Reorganization is consummated. Please also address the provision in the Agreement and Plan of Reorganization regarding the indemnification of the Target Fund and/or Acquiring Fund by CSOP Asset Management and Pacer Advisors during the period of time the Target Fund has been converted to cash.

Response: The disclosure has been revised as follows: “The Target Fund and Target Fund shareholders will not incur any expenses in connection with the Reorganization. All expenses relating to the proposed Reorganization, whether or not consummated, will be borne by CSOP Asset Management, the investment adviser to the Target Fund, including the costs relating to the Special Meeting and Proxy Statement/Prospectus. Pacer Advisors will bear all legal fees and expenses of PFT and the Acquiring Fund.”
In addition, the following disclosure has been added regarding the indemnification provision: “Pursuant to the Plan, CSOP Asset Management and Pacer Advisors will equally indemnify the Target Fund and/or the Acquiring Fund from and against any losses that are a result of the market performance during the period in which the Target Fund sells all of its securities and the Acquiring Fund purchases the same or similar securities to those sold by the Target Fund, in each case in connection with the proposed Reorganization. Given the timing of the transaction, any such loss is expected to be minimal, if any.”

6.	Staff Comment: In the section entitled “Questions and Answers,” elaborate on what other actions the Board will consider if the Reorganization is not approved by shareholders.
Response: The disclosure has been revised as follows: “The Board will consider what further actions to take, including liquidating the Target Fund, submitting a new proposal to shareholders, or continuing to operate the Target Fund with CSOP Asset Management as its investment adviser.”

7.	Staff Comment: In the section entitled “Questions and Answers,” please break up the answer to “Will the Reorganization result in any taxes?” into two or more paragraphs.
Response: The requested change has been made.

8.
Staff Comment: On the first page of the Combined Proxy Statement and Prospectus, please include the 1933 Act File Number and/or 1940 Act File Number for any document that is being incorporated by reference. Please also incorporate by reference the Target Fund’s annual report for the fiscal year ended September 30, 2019.

Response: The requested changes have been made.

9.	Staff Comment: In the first paragraph of the section entitled “Overview of the Proposed Reorganization,” please correct the date regarding when the Board considered the Reorganization.
Response: The disclosure has been revised as follows: “The Board considered the Reorganization at a ~~Special Meeting~~ meeting held on ~~January 15, 2020~~ October 31, 2019.”

10.
Staff Comment: In the third paragraph of the section entitled “Overview of the Proposed Reorganization,” the disclosure indicates that the net asset value (“NAV”) of the Acquiring Fund shares will be less than the NAV of the Target Fund shares because the Acquiring Fund will assume the liabilities of the Target Fund. If this statement is correct, please disclose that shareholders will lose some value of their shares by approving the Reorganization. Reconcile this disclosure with the following statement: “Shareholders of the Target Fund will receive shares of the Acquiring Fund with a value equal to the aggregate value of their shares of the Target Fund held immediately prior to the Reorganization.”

Response: The disclosure has been revised as follows: “The Acquiring Fund shares issued in connection with the Reorganization will have an aggregate ~~NAV~~ value equal to the aggregate value of the assets that the Target Fund transferred to the Acquiring Fund, less the Target Fund’s liabilities that the Acquiring Fund assumes. As a result of the Reorganization, existing shareholders of the Target Fund will become shareholders of the Acquiring Fund. Shareholders of the Target Fund will receive shares of the Acquiring Fund with a value equal to the aggregate ~~NAV~~ value of their shares of the Target Fund held immediately prior to the Reorganization.”

11.	Staff Comment: In the fourth paragraph of the section entitled “Overview of the Proposed Reorganization,” please break up the paragraph into two or more paragraphs.
Response: The requested change has been made.

12.	Staff Comment: Please include an appropriate broad-based securities market index for the FTSE China A50 Net Total Return Index and a brief narrative why the selected index is appropriate.
Response: The Trust believes that the FTSE China A50 Net Total Return Index is an appropriate broad-based securities market index, as the Index is designed to represent the performance of the mainland Chinese market that is available to A Share investors, but also Chinese companies that are not listed in China. In addition, the Index represents a cross-section of market capitalizations and a broad spectrum of industries. The Index is composed of A Share securities of companies that are traded by Chinese and institutional investors under the QFII and RQFII programs, as well as the Stock Connect programs. Therefore, the Trust respectfully declines to make the requested revision.

13.
Staff Comment: Is there any risk under the current climate that the Shanghai-Hong Kong Stock Connect program could dissolve or not be relied upon? If so, what would be the impact on the Fund, and what steps would the Fund take to protect investors?

Response: The Trust does not have any information that would suggest there is any material risk that the Shanghai-Hong Kong Stock Connect program could dissolve or not be relied upon, and therefore respectfully declines to make the requested revision.

14.
Staff Comment: In the subsection entitled “Management—Investment Advisory Fees” under the heading “Summary Comparison of the Funds,” the Trust discloses the unified management fee paid by the Acquiring Fund to Pacer Advisors and describes the expenses that are not paid by the unified management fee, including accrued deferred tax liability. Please address whether the sale of all of the Target Fund’s securities will result in any tax liability.

Response: The Trust confirms that the sale of all of the Target Funds is not expected to result an any tax liability. The Trust believes that the disclosure regarding the unified management fee accurately describes the Investment Advisor Agreement between the Acquiring Fund and Pacer Advisors, and therefore respectfully declines to revise the disclosure.

15.	Staff Comment: In the section entitled “Board Considerations,” please provide additional details regarding the indemnification by CSOP Asset Management and Pacer Advisors.
Response: The following disclosure has been added under “Board Considerations”: that CSOP Asset Management and Pacer Advisors will equally indemnify the Target Fund and/or the Acquiring Fund from and against any losses that are a result of market performance during the period in which the Target Fund sells all of its securities and the Acquiring Fund purchases the same or similar securities to those sold by the Target Fund, in each case in connection with the proposed Reorganization, and that given the timing of the transaction, any such loss is expected to be minimal, if any;

16.	Staff Comment: Please provide a completed capitalization table.
Response: The capitalization table has been completed as follows:
The capitalization of the Target Fund as of December 5, 2019 and the Acquiring Fund’s pro forma combined capitalization as of that date, after giving effect to the Reorganization are as follows:

(unaudited)	Target Fund Shares	Pro forma Acquiring Fund Shares
Net Assets	$27,688,707	$27,688,707
Shares Outstanding	1,605,882	1,605,882
Net Asset Value per Share	$17.24	$17.24

17.
Staff Comment: Are there any valuation policy differences between the Target Fund and the Acquiring Fund that would cause an adjustment on the Reorganization date? If so, the differences need to be quantified and if the differences are material, please quantify the differences and show them as an adjustment to the capitalization table.

Response: The Trust confirms that there are no valuation policy differences that would cause an adjustment on the Reorganization date.

18.	Staff Comment: Please include the estimated amount of expenses for the Reorganization.
Response: The following disclosure has been added under “SOLICITATION OF PROXIES”: “The expenses relating to the Reorganization are estimated to be approximately $70,000.”
If you have any questions regarding the above responses, please do not hesitate to contact Alyssa Bernard of U.S. Bank Global Fund Services, the Trust’s Administrator, at (414) 765-6316 or alyssa.bernard@usbank.com.
Sincerely,

/s/ Alyssa M. Bernard

Alyssa M. Bernard
Assistant Vice President
U.S. Bank Global Fund Services
as Administrator for the Trust